General and Administrative Expenses - Summary of Long-term Share Based Payments (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2020 KRW (₩)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Grant date	Granted in 2020
Type of payment	Cash-settled
Vested shares | shares	13,402
Expected exercise period (years)	2.00
Valuation method	MonteCarlo simulation model
Vesting Condition	Services fulfillment
Risk-free rate (%)	1.35%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	₩ 51,523
Information about how fair value was measured	The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year risk-free rate of Korea Treasury Bond in order to measure the fair value.
Liabilities from long-term share-based payments	₩ 690	₩ 652
Expense from long-term share-based payments transactions	₩ 38	₩ 652